CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenue	$ 77,999	$ 111,625	$ 392,375	$ 444,390
Cost of sales	62,481	50,340	330,733	361,087
Gross profit	15,518	61,285	61,642	83,303
Expenses:
Selling, general and administrative	552,415	461,995	1,478,420	1,693,099
Research and development	19,555	5,852	40,953	10,577
Depreciation and amortization	12,351	17,307	46,932	53,042
Operating expenses, net	584,321	485,154	1,566,305	1,756,718
Net operating loss	(568,803)	(423,869)	(1,504,663)	(1,673,415)
Other income (expense):
Interest income	0	9	100	40
Pay check Protection Program loan forgiveness	160,075	0	160,075	0
Interest expense	(24,299)	(25,711)	(78,499)	(60,591)
Total other income (expense)	135,776	(25,702)	81,676	(60,551)
Net loss	$ (433,027)	$ (449,571)	$ (1,422,987)	$ (1,733,966)
Weighted average number of common shares Outstanding – Basic and fully diluted	6,810,322	5,482,206	6,650,120	5,469,502
Net loss per share -
Basic and fully diluted	$ (0.06)	$ (0.08)	$ (0.21)	$ (0.32)